Research And Development Expenses	12 Months Ended
Dec. 31, 2013
Research And Development Expenses [Text Block]

Research and development expenses consist of the following:

	2013	2012	2011
Gross research and development expenses	(3,711)	(3,654)	(2,851)
Research Tax Credit	561	256	411
Grants	555	739	4
Net Research and development expenses	(2,595)	(2,659)	(2,436)

In 2013 and 2012, grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.